Changes in Accounting Policies (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue from sale of oil and gas products	$ 3,887.5	$ 3,303.9
Revenue from sale of petroleum and petrochemical products	25.4	27.0
Royalties	(592.4)	(472.2)
IFRS 15
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue from sale of oil and gas products		3,303.9
IFRS 16 Leases
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Lease liabilities	$ 220.0
Previously stated | IFRS 15
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue from sale of oil and gas products		3,303.1
Accounting Adjustments | IFRS 15
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue from sale of petroleum and petrochemical products		(27.0)
Royalties		$ 27.8